Post-employment Benefits (Details 13)	12 Months Ended
Dec. 31, 2025
Fixed Income [Member] | Unified Plan
Disclosure of defined benefit plans [line items]
Target limit	85.60%
Minimum limit	67.00%
Fixed Income [Member] | Plan III
Disclosure of defined benefit plans [line items]
Target limit	79.00%
Minimum limit	62.00%
Variable Income [Member] | Unified Plan
Disclosure of defined benefit plans [line items]
Target limit	1.30%
Minimum limit	0.50%
Variable Income [Member] | Plan III
Disclosure of defined benefit plans [line items]
Target limit	4.00%
Minimum limit	2.00%
Loans Allocation [Member] | Unified Plan
Disclosure of defined benefit plans [line items]
Target limit	0.50%
Minimum limit	0.00%
Loans Allocation [Member] | Plan III
Disclosure of defined benefit plans [line items]
Target limit	2.00%
Minimum limit	0.00%
Real Estate Allocation [Member] | Unified Plan
Disclosure of defined benefit plans [line items]
Target limit	5.60%
Minimum limit	2.00%
Real Estate Allocation [Member] | Plan III
Disclosure of defined benefit plans [line items]
Target limit	3.00%
Minimum limit	1.00%
Investment Structuring [Member] | Unified Plan
Disclosure of defined benefit plans [line items]
Target limit	7.00%
Minimum limit	3.00%
Investment Structuring [Member] | Plan III
Disclosure of defined benefit plans [line items]
Target limit	10.00%
Minimum limit	5.00%
Foreign Investments Abroad [Member] | Unified Plan
Disclosure of defined benefit plans [line items]
Target limit	0.00%
Minimum limit	0.00%
Foreign Investments Abroad [Member] | Plan III
Disclosure of defined benefit plans [line items]
Target limit	2.00%
Minimum limit	1.00%